BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2025	2024	2023
Numerator:
Profit attributable to Eltek Ltd. shareholders	826	4,224	6,353

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	6,716,236	6,626,391	5,902,447
Effect of diluting securities:
Employee share options	72,286	75,018	54,041

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	6,788,522	6,701,409	5,956,488